Long-Term Debt And Lines Of Credit (Interest Expense Included In Consolidated Income Statement) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Long-Term Debt And Lines Of Credit [Abstract]
Cash interest expense	$ 5,175	$ 4,224	$ 4,350
Non-cash amortization of debt discount	7,576	7,081	6,617
Amortization of debt costs	1,137	654	632
Total interest expense	$ 13,888	$ 11,959	$ 11,599